Note 3 - Investment Securities Available for Sale (Details) - Sales of Available for Sale Securities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Sales of Available for Sale Securities [Abstract]
Proceeds from sales	$ 15,686	$ 8,383	$ 25,088
Gross realized gains	440	306	186
Gross realized losses	$ (117)	$ (58)	$ (175)